Comparative information 2021 - Summary of Premium Income (Detail) - IFRS4 and IAS39 [member] - Previously Reported [Member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Insurance Premium Revenue [line items]
Premium income	€ 13,731
Life insurance [member]
Disclosure Of Insurance Premium Revenue [line items]
Premium income	12,077
Non-Life insurance [member]
Disclosure Of Insurance Premium Revenue [line items]
Premium income	1,654
Accident and health insurance [member]
Disclosure Of Insurance Premium Revenue [line items]
Premium income	1,389
General insurance [member]
Disclosure Of Insurance Premium Revenue [line items]
Premium income	€ 265